Equity (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Sep. 04, 2025	Jul. 19, 2022	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 15, 2025	Mar. 03, 2025	Feb. 27, 2025	Dec. 31, 2024	Apr. 11, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000		5,000,000					5,000,000
Preferred stock, par value				$ 0.001					$ 0.001
Preferred stock, shares outstanding				0					0
Common stock, shares authorized				7,000,000,000				7,000,000,000	950,000,000
Common stock, par value				$ 0.001					$ 0.001
Common stock, shares issued				2,438,304,765					390,687,459
Shares issued for settlement of accrued salary				$ 1,539,961	$ 0
Shares issued for settlement of accrued salary, value			$ 1,539,961
Proceeds from sale of stock				$ 300,000	0
Number of shares purchase				15,000,000
Number of shares purchase				$ 192,750
Share-based compensation expense				$ 24,439,637	0
Stock options exercisable				1,426,919,729
Stock options vested				$ 47,598,995
Stock options outstanding				$ 47,604,357
[custom:WarrantsIssued-0]						466,970,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01
Warrants outstanding term				1 year 1 month 20 days
Options Vested [Member]
Class of Stock [Line Items]
Share-based compensation expense				$ 21,679,711
Common Stock Options [Member]
Class of Stock [Line Items]
Share-based compensation expense				$ 24,246,887	$ 0
Options In Dispute [Member]
Class of Stock [Line Items]
Stock options exercisable				137,473
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares sold				0
Securities Purchase Agreement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of shares purchase	25,000,000
Number of shares purchase	$ 495,000
Directors Of The Company [Member]
Class of Stock [Line Items]
Options granted, shares				900,175,966
Consultant [Member]
Class of Stock [Line Items]
Options granted, shares				128,596,567
Securities Purchase Agreement [Member] | The Eloc Agreement [Member]
Class of Stock [Line Items]
Principal amount										$ 50,000,000
SAPL [Member]
Class of Stock [Line Items]
Stock issued for acquisition, shares				1,260,246,354
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000
Preferred stock, par value		$ 0.001
Preferred stock dividend rate		8.00%
Preferred stock, shares outstanding				0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value							$ 0.001
Common Stock [Member]
Class of Stock [Line Items]
Shares issued for settlement of accrued salary, shares				513,320,326
Shares issued for settlement of accrued salary				$ 1,539,961
Shares issued for settlement of accrued salary, value				$ 1,283,301
Debt converted, shares issued				175,139,715
Shares issued for inducement of convertible notes, shares				20,400,000
Proceeds from sale of stock				$ 300,000
Stock issued new, shares				38,510,911